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                        VAN KAMPEN U.S. GOVERNMENT TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN U.S. GOVERNMENT FUND

                    SUPPLEMENT DATED AUGUST 16, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               USGF SPT SAI 8/01